Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Mr. Haogang Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Due to a related party	$ 22,846	$ 50,380
Mori Enterprise Management (Beijing) Partnership [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	140	142
Qi Fei Shanghai Technology Co., Ltd. [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	19,244	19,523
Mr. Chen Chen [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	6,949
Related Party [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	$ 26,333	$ 19,665